Shareholder Report, Holdings (Details)	Dec. 31, 2024
C000028717 [Member] | Microsoft Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.50%
C000028717 [Member] | NVIDIA Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.40%
C000028717 [Member] | Apple Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000028717 [Member] | Amazon com Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000028717 [Member] | Alphabet Inc Class C [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000028717 [Member] | UNITED STATES
Holdings [Line Items]
Percent of Total Investments	99.30%
C000028717 [Member] | CANADA
Holdings [Line Items]
Percent of Total Investments	0.10%
C000028717 [Member] | UNITED KINGDOM
Holdings [Line Items]
Percent of Total Investments	0.10%
C000028717 [Member] | FINLAND
Holdings [Line Items]
Percent of Total Investments	0.10%
C000028717 [Member] | IRELAND
Holdings [Line Items]
Percent of Total Investments	0.10%
C000028717 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	63.00%
C000028717 [Member] | Corporate Bond Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.90%
C000028717 [Member] | Asset Backed Commercial Mortgage Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.60%
C000028717 [Member] | Collateralized Mortgage-Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.10%
C000028717 [Member] | United States Treasury Notes Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000028717 [Member] | Investment Companies [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000028717 [Member] | Bank Loans and Mezzanine Loans [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000028717 [Member] | Other Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	(1.00%)
C000028716 [Member] | Microsoft Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.50%
C000028716 [Member] | NVIDIA Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.40%
C000028716 [Member] | Apple Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000028716 [Member] | Amazon com Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000028716 [Member] | Alphabet Inc Class C [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000028716 [Member] | UNITED STATES
Holdings [Line Items]
Percent of Total Investments	99.30%
C000028716 [Member] | CANADA
Holdings [Line Items]
Percent of Total Investments	0.10%
C000028716 [Member] | UNITED KINGDOM
Holdings [Line Items]
Percent of Total Investments	0.10%
C000028716 [Member] | FINLAND
Holdings [Line Items]
Percent of Total Investments	0.10%
C000028716 [Member] | IRELAND
Holdings [Line Items]
Percent of Total Investments	0.10%
C000028716 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	63.00%
C000028716 [Member] | Corporate Bond Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.90%
C000028716 [Member] | Asset Backed Commercial Mortgage Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.60%
C000028716 [Member] | Collateralized Mortgage-Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.10%
C000028716 [Member] | United States Treasury Notes Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000028716 [Member] | Investment Companies [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000028716 [Member] | Bank Loans and Mezzanine Loans [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000028716 [Member] | Other Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	(1.00%)
C000028719 [Member] | Microsoft Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.10%
C000028719 [Member] | NVIDIA Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.50%
C000028719 [Member] | Apple Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.50%
C000028719 [Member] | Amazon com Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.70%
C000028719 [Member] | Meta Platforms Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.30%
C000028719 [Member] | UNITED STATES
Holdings [Line Items]
Percent of Total Investments	98.30%
C000028719 [Member] | CANADA
Holdings [Line Items]
Percent of Total Investments	0.30%
C000028719 [Member] | UNITED KINGDOM
Holdings [Line Items]
Percent of Total Investments	0.30%
C000028719 [Member] | NETHERLANDS
Holdings [Line Items]
Percent of Total Investments	0.60%
C000028719 [Member] | SWEDEN
Holdings [Line Items]
Percent of Total Investments	0.30%
C000028719 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	99.90%
C000028719 [Member] | Investment Companies [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000028719 [Member] | Other Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.10%)
C000028719 [Member] | Investments Purchased with Cash Collateral from Securities Lending [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000028718 [Member] | Microsoft Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.10%
C000028718 [Member] | NVIDIA Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.50%
C000028718 [Member] | Apple Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.50%
C000028718 [Member] | Amazon com Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.70%
C000028718 [Member] | Meta Platforms Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.30%
C000028718 [Member] | UNITED STATES
Holdings [Line Items]
Percent of Total Investments	98.30%
C000028718 [Member] | CANADA
Holdings [Line Items]
Percent of Total Investments	0.30%
C000028718 [Member] | UNITED KINGDOM
Holdings [Line Items]
Percent of Total Investments	0.30%
C000028718 [Member] | NETHERLANDS
Holdings [Line Items]
Percent of Total Investments	0.60%
C000028718 [Member] | SWEDEN
Holdings [Line Items]
Percent of Total Investments	0.30%
C000028718 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	99.90%
C000028718 [Member] | Investment Companies [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000028718 [Member] | Other Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.10%)
C000028718 [Member] | Investments Purchased with Cash Collateral from Securities Lending [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000028721 [Member] | Constellation Software Inc Canada [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000028721 [Member] | GoDaddy Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000028721 [Member] | SS And C Technologies Holdings Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000028721 [Member] | Boston Scientific Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000028721 [Member] | Intact Financial Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000028721 [Member] | UNITED STATES
Holdings [Line Items]
Percent of Total Investments	84.70%
C000028721 [Member] | CANADA
Holdings [Line Items]
Percent of Total Investments	11.20%
C000028721 [Member] | UNITED KINGDOM
Holdings [Line Items]
Percent of Total Investments	1.50%
C000028721 [Member] | IRELAND
Holdings [Line Items]
Percent of Total Investments	1.20%
C000028721 [Member] | BELGIUM
Holdings [Line Items]
Percent of Total Investments	0.80%
C000028721 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	96.00%
C000028721 [Member] | Investment Companies [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000028721 [Member] | Other Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000028721 [Member] | Investments Purchased with Cash Collateral from Securities Lending [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000028720 [Member] | Constellation Software Inc Canada [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000028720 [Member] | GoDaddy Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000028720 [Member] | SS And C Technologies Holdings Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000028720 [Member] | Boston Scientific Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000028720 [Member] | Intact Financial Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000028720 [Member] | UNITED STATES
Holdings [Line Items]
Percent of Total Investments	84.70%
C000028720 [Member] | CANADA
Holdings [Line Items]
Percent of Total Investments	11.20%
C000028720 [Member] | UNITED KINGDOM
Holdings [Line Items]
Percent of Total Investments	1.50%
C000028720 [Member] | IRELAND
Holdings [Line Items]
Percent of Total Investments	1.20%
C000028720 [Member] | BELGIUM
Holdings [Line Items]
Percent of Total Investments	0.80%
C000028720 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	96.00%
C000028720 [Member] | Investment Companies [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000028720 [Member] | Other Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000028720 [Member] | Investments Purchased with Cash Collateral from Securities Lending [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000028723 [Member] | Entergy Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000028723 [Member] | Chesapeake Energy Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000028723 [Member] | Alliant Energy Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000028723 [Member] | Casey s General Stores Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000028723 [Member] | Fox Corp Class B [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000028723 [Member] | UNITED STATES
Holdings [Line Items]
Percent of Total Investments	96.90%
C000028723 [Member] | CANADA
Holdings [Line Items]
Percent of Total Investments	1.20%
C000028723 [Member] | IRELAND
Holdings [Line Items]
Percent of Total Investments	1.20%
C000028723 [Member] | ISRAEL
Holdings [Line Items]
Percent of Total Investments	0.70%
C000028723 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	98.20%
C000028723 [Member] | Other Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.10%)
C000028723 [Member] | Repurchase Agreements [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000028722 [Member] | Entergy Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000028722 [Member] | Chesapeake Energy Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000028722 [Member] | Alliant Energy Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000028722 [Member] | Casey s General Stores Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000028722 [Member] | Fox Corp Class B [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000028722 [Member] | UNITED STATES
Holdings [Line Items]
Percent of Total Investments	96.90%
C000028722 [Member] | CANADA
Holdings [Line Items]
Percent of Total Investments	1.20%
C000028722 [Member] | IRELAND
Holdings [Line Items]
Percent of Total Investments	1.20%
C000028722 [Member] | ISRAEL
Holdings [Line Items]
Percent of Total Investments	0.70%
C000028722 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	98.20%
C000028722 [Member] | Other Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.10%)
C000028722 [Member] | Repurchase Agreements [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000028730 [Member] | Microsoft Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.30%
C000028730 [Member] | NVIDIA Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.90%
C000028730 [Member] | Apple Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000028730 [Member] | Amazon com Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000028730 [Member] | Alphabet Inc Class C [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000028730 [Member] | UNITED STATES
Holdings [Line Items]
Percent of Total Investments	75.50%
C000028730 [Member] | CANADA
Holdings [Line Items]
Percent of Total Investments	3.00%
C000028730 [Member] | UNITED KINGDOM
Holdings [Line Items]
Percent of Total Investments	4.90%
C000028730 [Member] | NETHERLANDS
Holdings [Line Items]
Percent of Total Investments	2.90%
C000028730 [Member] | FRANCE
Holdings [Line Items]
Percent of Total Investments	4.20%
C000028730 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	98.60%
C000028730 [Member] | Investment Companies [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000028730 [Member] | Other Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000028730 [Member] | Preferred Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000028730 [Member] | Private Placements [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000028728 [Member] | Microsoft Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.30%
C000028728 [Member] | NVIDIA Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.90%
C000028728 [Member] | Apple Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000028728 [Member] | Amazon com Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000028728 [Member] | Alphabet Inc Class C [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000028728 [Member] | UNITED STATES
Holdings [Line Items]
Percent of Total Investments	75.50%
C000028728 [Member] | CANADA
Holdings [Line Items]
Percent of Total Investments	3.00%
C000028728 [Member] | UNITED KINGDOM
Holdings [Line Items]
Percent of Total Investments	4.90%
C000028728 [Member] | NETHERLANDS
Holdings [Line Items]
Percent of Total Investments	2.90%
C000028728 [Member] | FRANCE
Holdings [Line Items]
Percent of Total Investments	4.20%
C000028728 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	98.60%
C000028728 [Member] | Investment Companies [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000028728 [Member] | Other Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000028728 [Member] | Preferred Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000028728 [Member] | Private Placements [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000028734 [Member] | Asset Backed Commercial Mortgage Backed Securities Top Holding [Member]
Holdings [Line Items]
Percent of Net Asset Value	29.50%
C000028734 [Member] | Mortgage Backed Securities Top Holding [Member]
Holdings [Line Items]
Percent of Net Asset Value	23.80%
C000028734 [Member] | United States Treasury Notes Bonds Top Holding [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.60%
C000028734 [Member] | Money Markets Top Holding [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.50%
C000028734 [Member] | Banking Top Holding [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000028734 [Member] | Not Rated [Member]
Holdings [Line Items]
Percent of Net Asset Value	24.00%	[1]
C000028734 [Member] | Other [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%	[1]
C000028734 [Member] | Standard & Poor's, AAA Rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%	[1]
C000028734 [Member] | Standard & Poor's, AA Rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	36.90%	[1]
C000028734 [Member] | Standard & Poor's, A Rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.90%	[1]
C000028734 [Member] | Standard & Poor's, BBB Rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	18.30%	[1]
C000028734 [Member] | Standard & Poor's, BB Rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.50%	[1]
C000028734 [Member] | Standard & Poor's, B Rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%	[1]
C000028734 [Member] | Corporate Bond Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	27.70%
C000028734 [Member] | Asset Backed Commercial Mortgage Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	29.50%
C000028734 [Member] | Collateralized Mortgage-Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	23.80%
C000028734 [Member] | United States Treasury Notes Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.60%
C000028734 [Member] | Investment Companies [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.50%
C000028734 [Member] | Bank Loans and Mezzanine Loans [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000028734 [Member] | Other Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	(2.20%)
C000028734 [Member] | Investments Purchased with Cash Collateral from Securities Lending [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000028733 [Member] | Asset Backed Commercial Mortgage Backed Securities Top Holding [Member]
Holdings [Line Items]
Percent of Net Asset Value	29.50%
C000028733 [Member] | Mortgage Backed Securities Top Holding [Member]
Holdings [Line Items]
Percent of Net Asset Value	23.80%
C000028733 [Member] | United States Treasury Notes Bonds Top Holding [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.60%
C000028733 [Member] | Money Markets Top Holding [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.50%
C000028733 [Member] | Banking Top Holding [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000028733 [Member] | Not Rated [Member]
Holdings [Line Items]
Percent of Net Asset Value	24.00%	[2]
C000028733 [Member] | Other [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%	[2]
C000028733 [Member] | Standard & Poor's, AAA Rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%	[2]
C000028733 [Member] | Standard & Poor's, AA Rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	36.90%	[2]
C000028733 [Member] | Standard & Poor's, A Rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.90%	[2]
C000028733 [Member] | Standard & Poor's, BBB Rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	18.30%	[2]
C000028733 [Member] | Standard & Poor's, BB Rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.50%	[2]
C000028733 [Member] | Standard & Poor's, B Rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%	[2]
C000028733 [Member] | Corporate Bond Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	27.70%
C000028733 [Member] | Asset Backed Commercial Mortgage Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	29.50%
C000028733 [Member] | Collateralized Mortgage-Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	23.80%
C000028733 [Member] | United States Treasury Notes Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.60%
C000028733 [Member] | Investment Companies [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.50%
C000028733 [Member] | Bank Loans and Mezzanine Loans [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000028733 [Member] | Other Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	(2.20%)
C000028733 [Member] | Investments Purchased with Cash Collateral from Securities Lending [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000028737 [Member] | Microsoft Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.50%
C000028737 [Member] | NVIDIA Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.80%
C000028737 [Member] | Apple Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.60%
C000028737 [Member] | Amazon com Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.20%
C000028737 [Member] | Alphabet Inc Class C [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.50%
C000028737 [Member] | UNITED STATES
Holdings [Line Items]
Percent of Total Investments	91.10%
C000028737 [Member] | NETHERLANDS
Holdings [Line Items]
Percent of Total Investments	1.60%
C000028737 [Member] | BELGIUM
Holdings [Line Items]
Percent of Total Investments	1.70%
C000028737 [Member] | TAIWAN
Holdings [Line Items]
Percent of Total Investments	2.80%
C000028737 [Member] | ARGENTINA
Holdings [Line Items]
Percent of Total Investments	1.70%
C000028737 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	98.70%
C000028737 [Member] | Investment Companies [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000028737 [Member] | Other Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.00%)
C000028736 [Member] | Microsoft Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.50%
C000028736 [Member] | NVIDIA Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.80%
C000028736 [Member] | Apple Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.60%
C000028736 [Member] | Amazon com Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.20%
C000028736 [Member] | Alphabet Inc Class C [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.50%
C000028736 [Member] | UNITED STATES
Holdings [Line Items]
Percent of Total Investments	91.10%
C000028736 [Member] | NETHERLANDS
Holdings [Line Items]
Percent of Total Investments	1.60%
C000028736 [Member] | BELGIUM
Holdings [Line Items]
Percent of Total Investments	1.70%
C000028736 [Member] | TAIWAN
Holdings [Line Items]
Percent of Total Investments	2.80%
C000028736 [Member] | ARGENTINA
Holdings [Line Items]
Percent of Total Investments	1.70%
C000028736 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	98.70%
C000028736 [Member] | Investment Companies [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000028736 [Member] | Other Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.00%)
C000028742 [Member] | Microsoft Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.70%
C000028742 [Member] | NVIDIA Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.30%
C000028742 [Member] | Apple Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.70%
C000028742 [Member] | Alphabet Inc Class C [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000028742 [Member] | Taiwan Semiconductor Manufacturing Co Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.30%
C000028742 [Member] | UNITED STATES
Holdings [Line Items]
Percent of Total Investments	81.10%
C000028742 [Member] | CANADA
Holdings [Line Items]
Percent of Total Investments	4.80%
C000028742 [Member] | NETHERLANDS
Holdings [Line Items]
Percent of Total Investments	3.50%
C000028742 [Member] | TAIWAN
Holdings [Line Items]
Percent of Total Investments	6.30%
C000028742 [Member] | CHINA
Holdings [Line Items]
Percent of Total Investments	2.00%
C000028742 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	95.60%
C000028742 [Member] | Investment Companies [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000028742 [Member] | Other Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.20%)
C000028742 [Member] | Investments Purchased with Cash Collateral from Securities Lending [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000028742 [Member] | Private Placements [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000028742 [Member] | Warrants [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000028740 [Member] | Microsoft Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.70%
C000028740 [Member] | NVIDIA Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.30%
C000028740 [Member] | Apple Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.70%
C000028740 [Member] | Alphabet Inc Class C [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000028740 [Member] | Taiwan Semiconductor Manufacturing Co Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.30%
C000028740 [Member] | UNITED STATES
Holdings [Line Items]
Percent of Total Investments	81.10%
C000028740 [Member] | CANADA
Holdings [Line Items]
Percent of Total Investments	4.80%
C000028740 [Member] | NETHERLANDS
Holdings [Line Items]
Percent of Total Investments	3.50%
C000028740 [Member] | TAIWAN
Holdings [Line Items]
Percent of Total Investments	6.30%
C000028740 [Member] | CHINA
Holdings [Line Items]
Percent of Total Investments	2.00%
C000028740 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	95.60%
C000028740 [Member] | Investment Companies [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000028740 [Member] | Other Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.20%)
C000028740 [Member] | Investments Purchased with Cash Collateral from Securities Lending [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000028740 [Member] | Private Placements [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000028740 [Member] | Warrants [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000028747 [Member] | Taiwan Semiconductor Manufacturing Co Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.20%
C000028747 [Member] | Liberty Media Corp Liberty Formula One Series C [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000028747 [Member] | Erste Group Bank AG [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000028747 [Member] | BAE Systems PLC [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000028747 [Member] | Teck Resources Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000028747 [Member] | CANADA
Holdings [Line Items]
Percent of Total Investments	6.00%
C000028747 [Member] | UNITED KINGDOM
Holdings [Line Items]
Percent of Total Investments	15.90%
C000028747 [Member] | FRANCE
Holdings [Line Items]
Percent of Total Investments	9.80%
C000028747 [Member] | TAIWAN
Holdings [Line Items]
Percent of Total Investments	8.20%
C000028747 [Member] | JAPAN
Holdings [Line Items]
Percent of Total Investments	14.90%
C000028747 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	96.60%
C000028747 [Member] | Investment Companies [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000028747 [Member] | Other Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000028747 [Member] | Investments Purchased with Cash Collateral from Securities Lending [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000028747 [Member] | Preferred Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000028745 [Member] | Taiwan Semiconductor Manufacturing Co Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.20%
C000028745 [Member] | Liberty Media Corp Liberty Formula One Series C [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000028745 [Member] | Erste Group Bank AG [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000028745 [Member] | BAE Systems PLC [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000028745 [Member] | Teck Resources Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000028745 [Member] | CANADA
Holdings [Line Items]
Percent of Total Investments	6.00%
C000028745 [Member] | UNITED KINGDOM
Holdings [Line Items]
Percent of Total Investments	15.90%
C000028745 [Member] | FRANCE
Holdings [Line Items]
Percent of Total Investments	9.80%
C000028745 [Member] | TAIWAN
Holdings [Line Items]
Percent of Total Investments	8.20%
C000028745 [Member] | JAPAN
Holdings [Line Items]
Percent of Total Investments	14.90%
C000028745 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	96.60%
C000028745 [Member] | Investment Companies [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000028745 [Member] | Other Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000028745 [Member] | Investments Purchased with Cash Collateral from Securities Lending [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000028745 [Member] | Preferred Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000233310 [Member] | Microsoft Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.80%
C000233310 [Member] | NVIDIA Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000233310 [Member] | Wabtec Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000233310 [Member] | Schneider Electric SE [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000233310 [Member] | T Mobile US Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000233310 [Member] | UNITED STATES
Holdings [Line Items]
Percent of Total Investments	60.50%
C000233310 [Member] | CANADA
Holdings [Line Items]
Percent of Total Investments	6.30%
C000233310 [Member] | NETHERLANDS
Holdings [Line Items]
Percent of Total Investments	3.90%
C000233310 [Member] | FRANCE
Holdings [Line Items]
Percent of Total Investments	7.30%
C000233310 [Member] | JAPAN
Holdings [Line Items]
Percent of Total Investments	4.30%
C000233310 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	96.60%
C000233310 [Member] | Investment Companies [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000233310 [Member] | Other Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.40%)
C000233309 [Member] | Microsoft Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.80%
C000233309 [Member] | NVIDIA Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000233309 [Member] | Wabtec Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000233309 [Member] | Schneider Electric SE [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000233309 [Member] | T Mobile US Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000233309 [Member] | UNITED STATES
Holdings [Line Items]
Percent of Total Investments	60.50%
C000233309 [Member] | CANADA
Holdings [Line Items]
Percent of Total Investments	6.30%
C000233309 [Member] | NETHERLANDS
Holdings [Line Items]
Percent of Total Investments	3.90%
C000233309 [Member] | FRANCE
Holdings [Line Items]
Percent of Total Investments	7.30%
C000233309 [Member] | JAPAN
Holdings [Line Items]
Percent of Total Investments	4.30%
C000233309 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	96.60%
C000233309 [Member] | Investment Companies [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000233309 [Member] | Other Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.40%)

[1]	Credit ratings provided by Standard & Poor's ("S&P"), an independent credit rating agency. Credit ratings range from AAA (highest) to D (lowest) based on S&P's measures. Further information on S&P's rating methodology may be found at www.standardandpoors.com. Other rating agencies may rate the same securities differently. Ratings are relative and subjective and are not absolute standards of quality. Credit quality does not remove market risk and is subject to change. "Not Rated" securities are not rated by S&P, but may be rated by other rating agencies and do not necessarily indicate low quality.
[2]	Credit ratings provided by Standard & Poor's ("S&P"), an independent credit rating agency. Credit ratings range from AAA (highest) to D (lowest) based on S&P's measures. Further information on S&P's rating methodology may be found at www.standardandpoors.com. Other rating agencies may rate the same securities differently. Ratings are relative and subjective and are not absolute standards of quality. Credit quality does not remove market risk and is subject to change. "Not Rated" securities are not rated by S&P, but may be rated by other rating agencies and do not necessarily indicate low quality.